INCOME TAX - Other comprehensive income (Details) - COP ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Amount before taxes
Remeasurement income/expenses related to defined benefit liability	$ 15,028	$ (22,433)	$ 15,028	$ (22,504)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	6,642	1,362	13,102	10,467
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(8,753)	27,023	(14,973)	87,636
Gain (loss) on net investment hedge in foreign operations	(413,925)	965,110	(452,000)	1,303,197
Exchange differences arising on translating the foreign operations	1,572,026	(2,390,144)	1,669,069	(3,196,672)
Unrealized gain (loss) on investments in associates and joint ventures using equity method	100	(512)	(6,247)	2,383
Net	1,171,118	(1,419,594)	1,223,979	(1,815,493)
Deferred tax
Remeasurement income/expenses related to defined benefit liability	(5,393)	8,448	(5,386)	8,554
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	5,935	(2,352)	5,394	(2,976)
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	8,651	(6,884)	10,843	(15,675)
Gain (loss) on net investment hedge in foreign operations	161,370	(373,160)	178,154	(503,882)
Unrealized gain (loss) on investments in associates and joint ventures using equity method	(18)	48	890	(340)
Net	170,545	(373,900)	189,895	(514,319)
Net taxes
Remeasurement income/expenses related to defined benefit liability	9,635	(13,985)	9,642	(13,950)
Unrealized gain (loss) Investments in equity instruments measured at fair value through other comprehensive income (FVTOCI)	12,577	(990)	18,496	7,491
Unrealized gain (loss) Investments in debt instruments measured at fair value through other comprehensive income (FVTOCI)	(102)	20,139	(4,130)	71,961
Gain (loss) on net investment hedge in foreign operations	(252,555)	591,950	(273,846)	799,315
Exchange differences arising on translating the foreign operations	1,572,026	(2,390,144)	1,669,069	(3,196,672)
Unrealized gain (loss) on investments in associates and joint ventures using equity method	82	(464)	(5,357)	2,043
Other comprehensive income/ (loss), attributable to the owners of the Parent Company, net of tax	$ 1,341,663	$ (1,793,494)	$ 1,413,874	$ (2,329,812)